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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700




                                        May 11, 1998


VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.

    Re:  New England Variable Annuity Separate Account
         File No. 33-64879 - (American Forerunner Series)
         Rule 497(j) Certification
         ------------------------------------------------

Commissioners:

    On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Profile being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Profile filed electronically with the Commission on May 1, 1998.

    If you have any questions, please contact me at (617) 578-3514.


                                        Sincerely,



                                        Michele H. Abate